Benefit Plans (Details 3) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		12 Months Ended			3 Months Ended		12 Months Ended			3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	1 Months Ended	3 Months Ended		3 Months Ended		1 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012	Sep. 30, 2014 Stock options	Sep. 30, 2013 Stock options	Jun. 30, 2014 Stock options	Jun. 30, 2013 Stock options	Jun. 30, 2012 Stock options	Sep. 30, 2014 Stock options Minimum	Jun. 30, 2014 Stock options Minimum	Sep. 30, 2014 Stock options Maximum	Jun. 30, 2014 Stock options Maximum	Mar. 31, 2014 RSAs	Sep. 30, 2014 RSAs	Feb. 28, 2014 RSAs Certain employees	Sep. 30, 2014 RSUs	Jun. 30, 2014 RSUs	Mar. 31, 2014 RSUs Certain employees and members Board of Directors	Mar. 31, 2014 RSUs Consultants	Mar. 31, 2014 RSUs Vesting over period of six months from date of the IPO Certain employees and members Board of Directors	Mar. 31, 2014 RSUs Vested immediately Certain employees and members Board of Directors	Mar. 31, 2014 RSUs Vested immediately Consultants	Mar. 31, 2014 RSUs Vesting over period of one year from date of the IPO Certain employees and members Board of Directors	Mar. 31, 2014 RSUs Vesting over period of two years from date of the IPO Certain employees and members Board of Directors
Valuation assumptions:
Expected dividend yield (as a percent)						0.00%	0.00%	0.00%	0.00%
Expected volatility (as a percent)						43.90%	29.50%		30.70%
Expected volatility, minimum (as a percent)								29.50%
Expected volatility, maximum (as a percent)								44.50%
Expected term						6 years 3 months	4 years		4 years			4 years		6 years
Risk-free interest rate (as a percent)						1.91%	0.50%		0.61%
Risk-free interest rate, minimum (as a percent)								0.52%
Risk-free interest rate, maximum (as a percent)								1.94%
Shares Available for Grant
Balance at the beginning of the period (in shares)						2,581	812	812
Additional shares authorized, net (in shares)								4,406
RSU's granted (in shares)						(379)		(108)										(379)		(108)
Options granted (in shares)						(322)		(2,582)		0
Options forfeited (in shares)						97		53
Balance at the end of the period (in shares)						1,952		2,581	812
Number of shares
Balance at the beginning of the period (in shares)						4,388	1,859	1,859
Options granted (in shares)						322		2,582		0
Options forfeited (in shares)						(97)		(53)
Balance at the end of the period (in shares)						4,600		4,388	1,859
Options exercisable at the end of the period (in shares)						1,430		1,083
Options vested and expected to vest at the end of the period (in shares)						4,358		3,853
Weighted average exercise price
Balance at the beginning of the period (in dollars per share)						$ 10.00	$ 3.25	$ 3.25
Options granted (in dollars per share)						$ 24.80		$ 15.01
Options forfeited (in dollars per share)						$ 14.29		$ 17.00
Balance at the end of the period (in dollars per share)						$ 10.96		$ 10.00	$ 3.25
Options exercisable at the end of the period (in dollars per share)						$ 3.11		$ 2.29
Options vested and expected to vest at the end of the period (in dollars per share)						$ 10.63		$ 10.17
Weighted average remaining contractual term
Options granted								9 years 6 months 29 days
Balance at the end of the period						8 years 4 months 24 days		8 years 6 months 29 days	8 years 2 months 19 days
Options exercisable at the end of the period						6 years 9 months 15 days		6 years 7 months 24 days
Options vested and expected to vest at the end of the period						8 years 4 months 2 days		8 years 6 months 11 days
Aggregate intrinsic value
Balance at the end of the period (in dollars)						$ 41,628		$ 51,017	$ 7,028
Options exercisable at the end of the period (in dollars)						23,656		20,947
Options vested and expected to vest at the end of the period						40,770		44,162
Weighted average grant date fair value of options granted (in dollars per share)						$ 11.15	$ 1.71	$ 6.39	$ 1.22	$ 0.00
Total intrinsic value of options exercised						224		0	87	241
Total unrecognized compensation cost, net of estimated forfeitures, related to unvested stock option and restricted stock awards			11,231			12,337										7,818
Weighted average period to recognize unrecognized compensation cost			1 year 7 months 13 days			1 year 6 months 18 days										2 years 2 months 12 days
Awards non-vested (in shares)																	269	480	102
Compensation expense (in dollars)	$ 3,283	$ 181	$ 4,929	$ 523	$ 203										$ 351						$ 30
Awards granted (in shares)						379		108										379		108
Awards vested (in shares)																						93	6	2	4	5
Vesting period											3 years	3 years	4 years	4 years								6 months			1 year	2 years